Cash and Bank Balances - Schedule of Cash and Bank Balances (Details)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)
Schedule of Cash and Bank Balances [Abstract]
Cash and bank balances	RM 2,202,998		RM 9,987,324
Deposits with a licensed bank	20,862,498		23,373,900
Cash and bank balances	RM 23,065,496	$ 5,148,548	RM 33,361,224	$ 7,065,062	RM 53,629,874	$ 11,671,355